Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
December 31, 2025
INTCEN-NPRT1-0226
1.859212.118
Common Stocks - 94.7%
	Shares	Value ($)
AUSTRALIA - 1.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,423,680	5,862,073
Financials - 1.2%
Banks - 0.7%
Commonwealth Bank of Australia	119,298	12,783,543
Westpac Banking Corp	1,108,425	28,552,707
		41,336,250
Capital Markets - 0.2%
Macquarie Group Ltd	115,170	15,617,688
Financial Services - 0.1%
Cuscal Ltd	2,842,542	8,384,609
Insurance - 0.2%
QBE Insurance Group Ltd	1,162,070	15,385,162
TOTAL FINANCIALS		80,723,709
Materials - 0.3%
Metals & Mining - 0.3%
Rio Tinto PLC	258,900	20,854,665
Real Estate - 0.1%
Diversified REITs - 0.0%
Stockland unit	510,234	1,951,092
Real Estate Management & Development - 0.0%
Gemlife Communities Group unit	70,481	238,940
Retail REITs - 0.0%
Charter Hall Retail REIT	328,293	891,681
Specialized REITs - 0.1%
Arena REIT unit	1,550,894	3,684,562
TOTAL REAL ESTATE		6,766,275
TOTAL AUSTRALIA		114,206,722
BELGIUM - 1.5%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	576,762	75,406,441
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	73,500	20,609,600
Real Estate - 0.0%
Industrial REITs - 0.0%
Montea NV	38,000	3,268,936
TOTAL BELGIUM		99,284,977
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	155,600	18,292,679
CANADA - 5.7%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Dollarama Inc	59,200	8,847,975
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	104,220	8,910,580
TOTAL CONSUMER DISCRETIONARY		17,758,555
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	179,300	9,792,232
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Athabasca Oil Corp (c)	1,938,319	9,927,786
Imperial Oil Ltd (b)	379,617	32,796,608
International Petroleum Corp (Canada) (c)	150,000	2,713,562
Meren Energy Inc	1,277,333	1,675,130
Rockpoint Gas Storage Inc Class A	280,100	5,714,036
South Bow Corp	254,798	7,007,850
Suncor Energy Inc	352,200	15,632,235
TOTAL ENERGY		75,467,207
Financials - 1.8%
Banks - 1.1%
Royal Bank of Canada	308,300	52,558,462
Toronto Dominion Bank	165,200	15,569,758
		68,128,220
Capital Markets - 0.3%
TMX Group Ltd	577,300	21,968,146
Insurance - 0.4%
Intact Financial Corp	142,700	29,706,511
TOTAL FINANCIALS		119,802,877
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sienna Senior Living Inc (b)	86,400	1,286,038
Industrials - 0.3%
Ground Transportation - 0.3%
Canadian Pacific Kansas City Ltd	280,700	20,665,721
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	36,200	10,708,216
IT Services - 0.5%
Shopify Inc Class A (United States) (c)	191,910	30,891,753
Software - 0.4%
Constellation Software Inc/Canada	10,700	25,736,753
Constellation Software Inc/Canada warrants 3/31/2040 (c)(e)	24,200	2
Lumine Group Inc Subordinate Voting Shares (c)(d)	131,660	2,603,367
		28,340,122
TOTAL INFORMATION TECHNOLOGY		69,940,091
Materials - 1.1%
Chemicals - 0.2%
Nutrien Ltd	194,000	11,974,558
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	89,300	15,143,688
Altius Minerals Corp	450,900	13,416,456
Barrick Mining Corp	202,100	8,803,730
Franco-Nevada Corp	53,500	11,089,785
Metalla Royalty & Streaming Ltd (c)	528,400	4,110,952
Teck Resources Ltd Class B	182,800	8,751,439
		61,316,050
TOTAL MATERIALS		73,290,608
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	229,510	2,902,840
TOTAL CANADA		390,906,169
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	415,600	18,369,221
CHINA - 1.3%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	680,130	52,195,584
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	298,180	18,463,001
Consumer Staples - 0.0%
Beverages - 0.0%
Eastroc Beverage Group Co Ltd A Shares (China)	100,800	3,853,885
Industrials - 0.2%
Machinery - 0.2%
Airtac International Group	592,000	17,560,602
TOTAL CHINA		92,073,072
DENMARK - 1.9%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	320,800	16,270,488
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	371,400	94,374,455
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	252,600	16,207,670
TOTAL DENMARK		126,852,613
FINLAND - 0.5%
Financials - 0.5%
Insurance - 0.5%
Sampo Oyj A Shares	2,186,900	26,458,899
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	28,350	1,012,834
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	403,600	2,602,039
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	47,290	1,010,357
TOTAL FINLAND		31,084,129
FRANCE - 7.5%
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.3%
Accor SA	388,100	21,992,907
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	19,605	48,890,447
LVMH Moet Hennessy Louis Vuitton SE	80,275	60,506,138
		109,396,585
TOTAL CONSUMER DISCRETIONARY		131,389,492
Consumer Staples - 1.1%
Food Products - 0.9%
Danone SA	636,400	57,402,703
Personal Care Products - 0.2%
L'Oreal SA	35,400	15,197,786
TOTAL CONSUMER STAPLES		72,600,489
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	125,559	8,202,690
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA	126,000	11,920,487
Health Care - 0.3%
Biotechnology - 0.1%
Abivax SA (c)	75,700	10,643,061
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	37,100	11,767,618
TOTAL HEALTH CARE		22,410,679
Industrials - 2.3%
Aerospace & Defense - 1.9%
Safran SA	231,700	80,705,066
Thales SA	180,200	48,611,799
		129,316,865
Electrical Equipment - 0.4%
Legrand SA	204,400	30,386,671
TOTAL INDUSTRIALS		159,703,536
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	144,800	12,328,741
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	437,536	82,236,626
Real Estate - 0.1%
Industrial REITs - 0.0%
ARGAN SA	26,193	2,031,613
Retail REITs - 0.1%
Unibail-Rodamco-Westfield unit	26,900	2,932,411
TOTAL REAL ESTATE		4,964,024
Utilities - 0.1%
Multi-Utilities - 0.1%
Engie SA	287,380	7,549,286
TOTAL FRANCE		513,306,050
GERMANY - 8.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	647,840	21,087,876
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	52,680	4,859,899
TOTAL COMMUNICATION SERVICES		25,947,775
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bayerische Motoren Werke AG	108,100	11,832,424
Specialty Retail - 0.1%
Auto1 Group SE (c)	177,220	5,685,742
TOTAL CONSUMER DISCRETIONARY		17,518,166
Financials - 2.8%
Capital Markets - 1.0%
Deutsche Boerse AG	270,100	70,988,057
Insurance - 1.8%
Allianz SE	144,100	66,628,568
Hannover Rueck SE	169,600	53,057,366
		119,685,934
TOTAL FINANCIALS		190,673,991
Health Care - 1.0%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	836,400	48,144,268
Pharmaceuticals - 0.3%
Bayer AG	78,000	3,383,309
Merck KGaA	123,400	17,612,050
		20,995,359
TOTAL HEALTH CARE		69,139,627
Industrials - 1.6%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	34,100	14,238,406
Rheinmetall AG	16,228	29,770,058
		44,008,464
Air Freight & Logistics - 0.0%
Deutsche Post AG	31	1,690
Electrical Equipment - 0.2%
Siemens Energy AG (c)	116,820	16,388,512
Industrial Conglomerates - 0.8%
Siemens AG	179,950	50,399,784
TOTAL INDUSTRIALS		110,798,450
Information Technology - 1.6%
Software - 1.6%
Mensch und Maschine Software SE	87,100	4,601,078
SAP SE	418,859	101,769,557
TOTAL INFORMATION TECHNOLOGY		106,370,635
Materials - 0.8%
Chemicals - 0.1%
BASF SE	198,800	10,460,578
Construction Materials - 0.7%
Heidelberg Materials AG	174,300	45,188,503
TOTAL MATERIALS		55,649,081
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	52,114	3,812,462
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	139,960	7,416,039
Multi-Utilities - 0.1%
E.ON SE	450,010	8,520,904
TOTAL UTILITIES		15,936,943
TOTAL GERMANY		595,847,130
GREECE - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Kri-Kri Milk Industry SA	69,000	1,540,686
HONG KONG - 1.1%
Financials - 1.0%
Capital Markets - 0.2%
Hong Kong Exchanges & Clearing Ltd	278,610	14,577,253
Insurance - 0.8%
AIA Group Ltd	2,851,600	29,351,786
Prudential PLC	1,579,560	24,298,494
		53,650,280
TOTAL FINANCIALS		68,227,533
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	1,061,588	5,363,388
Hongkong Land Holdings Ltd (Singapore)	292,000	2,029,400
TOTAL REAL ESTATE		7,392,788
TOTAL HONG KONG		75,620,321
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	460,200	13,882,153
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd	2,517,600	27,769,748
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	37,294,400	18,009,343
IRELAND - 1.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	480,300	1,174,053
Financials - 0.6%
Banks - 0.6%
AIB Group PLC	2,734,100	29,560,652
Bank of Ireland Group PLC	621,500	11,960,084
TOTAL FINANCIALS		41,520,736
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	686,900	59,857,208
TOTAL IRELAND		102,551,997
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (c)	621,900	19,409,499
ITALY - 4.3%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
Ferrari NV (Italy)	10,086	3,777,573
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	696,616	18,338,054
Leisure Products - 0.1%
Technogym SpA (d)(f)	278,661	5,285,566
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	47,500	5,494,001
TOTAL CONSUMER DISCRETIONARY		32,895,194
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	221,800	11,486,631
Davide Campari-Milano NV	348,000	2,264,874
TOTAL CONSUMER STAPLES		13,751,505
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,310,229	34,183,140
Intesa Sanpaolo SpA	9,745,300	67,341,054
UniCredit SpA	600,500	49,737,435
TOTAL FINANCIALS		151,261,629
Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
GVS SpA (c)(d)(f)	115,000	525,050
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	669,700	38,202,506
TOTAL HEALTH CARE		38,727,556
Industrials - 0.6%
Electrical Equipment - 0.4%
Prysmian SpA	238,700	24,231,338
Machinery - 0.2%
Interpump Group SpA	281,500	15,475,704
TOTAL INDUSTRIALS		39,707,042
Utilities - 0.2%
Electric Utilities - 0.2%
Enel SpA	1,520,576	15,809,938
TOTAL ITALY		292,152,864
JAPAN - 16.0%
Communication Services - 1.5%
Entertainment - 1.1%
Capcom Co Ltd	745,500	17,317,251
Konami Group Corp	50,200	6,835,840
Nintendo Co Ltd	762,820	51,501,463
		75,654,554
Interactive Media & Services - 0.1%
LY Corp	1,433,260	3,813,831
Media - 0.0%
CyberAgent Inc	389,930	3,330,734
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp	745,264	20,934,382
TOTAL COMMUNICATION SERVICES		103,733,501
Consumer Discretionary - 1.8%
Automobile Components - 0.1%
Niterra Co Ltd	149,200	6,563,695
Automobiles - 0.5%
Toyota Motor Corp	1,737,030	37,306,362
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,456,100	8,673,848
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	155,700	7,865,514
Household Durables - 0.7%
Panasonic Holdings Corp	1,390,000	18,020,016
Sony Group Corp	1,024,510	26,279,694
		44,299,710
Specialty Retail - 0.2%
Fast Retailing Co Ltd	33,730	12,261,148
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	293,430	7,034,153
TOTAL CONSUMER DISCRETIONARY		124,004,430
Consumer Staples - 0.9%
Beverages - 0.1%
Coca-Cola Bottlers Japan Holdings Inc (b)	230,800	4,669,339
Consumer Staples Distribution & Retail - 0.1%
Daikokutenbussan Co Ltd	80,900	2,954,213
Tsuruha Holdings Inc	264,300	4,856,074
		7,810,287
Food Products - 0.7%
Ajinomoto Co Inc	2,415,500	51,150,495
TOTAL CONSUMER STAPLES		63,630,121
Financials - 2.6%
Banks - 1.4%
Mizuho Financial Group Inc	1,223,100	44,636,500
SBI Shinsei Bank Ltd (c)	222,600	2,472,702
Sumitomo Mitsui Financial Group Inc	1,345,600	43,276,401
		90,385,603
Financial Services - 0.2%
ORIX Corp	531,500	15,544,930
Insurance - 1.0%
Tokio Marine Holdings Inc	1,911,300	70,653,320
Tokio Marine Holdings Inc ADR	5,000	184,900
		70,838,220
TOTAL FINANCIALS		176,768,753
Health Care - 1.0%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	416,300	62,947,303
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd	127,500	6,688,850
TOTAL HEALTH CARE		69,636,153
Industrials - 5.3%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	132,300	10,008,651
Mitsubishi Electric Corp	100	2,927
		10,011,578
Industrial Conglomerates - 2.4%
Hikari Tsushin Inc	54,100	15,110,285
Hitachi Ltd	4,535,850	141,948,013
		157,058,298
Machinery - 1.8%
Ebara Corp	1,608,500	37,830,146
Kawasaki Heavy Industries Ltd	182,300	12,080,401
Mitsubishi Heavy Industries Ltd	2,078,000	50,729,050
Takeuchi Manufacturing Co Ltd	413,900	17,835,961
		118,475,558
Professional Services - 0.3%
BayCurrent Inc	518,000	21,495,148
Trading Companies & Distributors - 0.7%
ITOCHU Corp	2,847,000	35,896,482
Sumitomo Corp	335,800	11,622,879
		47,519,361
TOTAL INDUSTRIALS		354,559,943
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.2%
Ibiden Co Ltd	145,600	6,256,599
TDK Corp	422,400	5,976,010
		12,232,609
IT Services - 0.8%
Fujitsu Ltd	456,500	12,545,951
NEC Corp	837,000	28,373,787
NSD Co Ltd	237,000	5,241,113
TIS Inc	314,900	10,568,369
		56,729,220
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	320,200	40,488,624
Kioxia Holdings Corp (c)	95,300	6,348,669
Renesas Electronics Corp	727,900	9,969,939
Tokyo Electron Ltd	34,900	7,773,186
		64,580,418
Software - 0.1%
Money Forward Inc (c)	106,700	3,179,747
OBIC Business Consultants Co Ltd	52,000	2,806,154
		5,985,901
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp	1,248,900	26,499,675
TOTAL INFORMATION TECHNOLOGY		166,027,823
Materials - 0.2%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	335,900	10,433,441
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd (b)	274,100	3,000,156
Katitas Co Ltd	102,700	2,091,503
Nomura Real Estate Holdings Inc	331,400	2,045,862
Starts Corp Inc	36,300	1,108,883
Tokyo Tatemono Co Ltd	37,400	846,657
Tosei Corp	254,900	2,792,444
		11,885,505
Residential REITs - 0.0%
Advance Residence Investment Corp	2,050	2,243,169
TOTAL REAL ESTATE		14,128,674
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	33,570	1,163,720
Tokyo Gas Co Ltd	81,030	3,209,852
TOTAL UTILITIES		4,373,572
TOTAL JAPAN		1,087,296,411
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	207,000	9,509,284
NETHERLANDS - 3.6%
Financials - 0.4%
Banks - 0.4%
ING Groep NV	936,300	26,317,740
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (c)	8,200	6,917,059
uniQure NV (c)	7,100	169,903
TOTAL HEALTH CARE		7,086,962
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	92,863	56,487,033
ASML Holding NV	139,690	150,518,793
BE Semiconductor Industries NV	29,400	4,621,180
TOTAL INFORMATION TECHNOLOGY		211,627,006
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(f)	13,600	285,132
TOTAL NETHERLANDS		245,316,840
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	937,100	7,269,961
PORTUGAL - 0.7%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	241,500	5,750,007
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	463,242	7,964,601
Financials - 0.5%
Banks - 0.5%
Banco Comercial Portugues SA	35,488,600	37,377,099
TOTAL PORTUGAL		51,091,707
SINGAPORE - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,512,190	8,888,126
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Sea Ltd Class A ADR (c)	225,250	28,735,143
Financials - 0.2%
Banks - 0.2%
United Overseas Bank Ltd	475,705	12,975,118
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,004,548	3,188,545
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,253,300	1,384,539
TOTAL REAL ESTATE		4,573,084
TOTAL SINGAPORE		55,171,471
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	232,337	9,610,043
SPAIN - 5.8%
Consumer Discretionary - 0.2%
Household Durables - 0.0%
Neinor Homes SA (d)(f)	265,201	5,921,620
Specialty Retail - 0.2%
Industria de Diseno Textil SA	155,800	10,277,298
TOTAL CONSUMER DISCRETIONARY		16,198,918
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	13,627,700	160,404,712
Bankinter SA	683,100	11,363,338
CaixaBank SA	10,116,000	123,679,487
TOTAL FINANCIALS		295,447,537
Utilities - 1.3%
Electric Utilities - 1.3%
Iberdrola SA	4,026,813	87,194,175
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	18,540	262,330
TOTAL UTILITIES		87,456,505
TOTAL SPAIN		399,102,960
SWEDEN - 2.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Haypp Group AB (c)	402,020	6,261,844
Industrials - 1.8%
Building Products - 0.4%
Assa Abloy AB B Shares	825,000	31,870,456
Machinery - 1.4%
Atlas Copco AB A Shares	1,796,800	31,987,673
Epiroc AB A Shares	801,400	18,271,206
Indutrade AB	1,625,243	42,438,323
		92,697,202
TOTAL INDUSTRIALS		124,567,658
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	1,185,600	13,964,832
Software - 0.0%
Kry International Ab (c)(e)(g)	24,499	408,835
TOTAL INFORMATION TECHNOLOGY		14,373,667
TOTAL SWEDEN		145,203,169
SWITZERLAND - 2.3%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	123,630	26,660,939
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut AG (b)	1,030	1,698,245
Financials - 1.8%
Capital Markets - 1.0%
Partners Group Holding AG	18,040	22,374,064
UBS Group AG	985,670	45,992,127
		68,366,191
Insurance - 0.8%
Zurich Insurance Group AG	68,030	51,478,483
TOTAL FINANCIALS		119,844,674
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	56,970	11,600,964
TOTAL SWITZERLAND		159,804,822
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd	1,766,000	87,001,438
UNITED KINGDOM - 14.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc	932,400	17,532,759
Interactive Media & Services - 0.0%
Baltic Classifieds Group PLC	1,005,610	2,751,689
TOTAL COMMUNICATION SERVICES		20,284,448
Consumer Discretionary - 2.0%
Broadline Retail - 0.1%
Next PLC	48,000	8,851,179
Hotels, Restaurants & Leisure - 1.8%
Compass Group PLC	2,208,521	69,977,102
InterContinental Hotels Group PLC	333,030	46,800,312
		116,777,414
Household Durables - 0.0%
Beauty Tech Group PLC/The	398,022	1,555,889
Leisure Products - 0.0%
Games Workshop Group PLC	11,652	2,971,635
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (c)	341,220	5,836,734
TOTAL CONSUMER DISCRETIONARY		135,992,851
Consumer Staples - 1.9%
Beverages - 0.2%
Diageo PLC	483,116	10,410,142
Consumer Staples Distribution & Retail - 0.0%
J Sainsbury PLC	966,732	4,235,095
Food Products - 0.1%
Cranswick PLC	40,300	2,691,674
Premier Foods PLC	1,929,300	4,488,636
		7,180,310
Household Products - 0.2%
Reckitt Benckiser Group PLC	136,505	11,045,895
Personal Care Products - 0.2%
Unilever PLC (Netherlands)	260,482	17,050,798
Tobacco - 1.2%
British American Tobacco PLC	1,440,334	81,814,735
TOTAL CONSUMER STAPLES		131,736,975
Financials - 3.2%
Banks - 1.9%
Lloyds Banking Group PLC	19,074,000	25,229,453
NatWest Group PLC	12,024,300	105,480,552
		130,710,005
Capital Markets - 0.8%
3i Group PLC	1,172,300	51,403,993
Insurance - 0.5%
Hiscox Ltd	1,153,800	22,131,417
Lancashire Holdings Ltd	1,539,100	13,298,377
		35,429,794
TOTAL FINANCIALS		217,543,792
Health Care - 1.1%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (d)(f)	4,968,200	16,286,824
Pharmaceuticals - 0.9%
Astrazeneca PLC	302,800	56,035,971
TOTAL HEALTH CARE		72,322,795
Industrials - 4.4%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,338,200	30,798,748
Rolls-Royce Holdings PLC	8,499,116	131,444,888
		162,243,636
Professional Services - 1.3%
Intertek Group PLC	478,900	29,862,368
RELX PLC	1,407,798	56,715,703
		86,578,071
Trading Companies & Distributors - 0.7%
Diploma PLC	380,065	27,126,741
RS GROUP PLC	2,344,377	19,719,043
		46,845,784
TOTAL INDUSTRIALS		295,667,491
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	783,800	37,379,791
Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	190,877	2,691,281
Safestore Holdings PLC	116,800	1,158,763
TOTAL REAL ESTATE		3,850,044
Utilities - 0.6%
Electric Utilities - 0.4%
SSE PLC	1,001,650	29,366,290
Multi-Utilities - 0.2%
National Grid PLC	932,736	14,306,755
TOTAL UTILITIES		43,673,045
TOTAL UNITED KINGDOM		958,451,232
UNITED STATES - 9.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	40,990	23,803,303
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
RealReal Inc/The (c)	402,200	6,346,716
Consumer Staples - 0.5%
Food Products - 0.5%
Nestle SA	330,058	32,761,267
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Shell PLC	1,542,396	56,840,764
Financials - 0.8%
Financial Services - 0.2%
Visa Inc Class A	45,000	15,781,950
Insurance - 0.6%
Marsh & McLennan Cos Inc	196,600	36,473,232
TOTAL FINANCIALS		52,255,182
Health Care - 1.8%
Health Care Equipment & Supplies - 0.9%
Alcon AG	511,580	40,869,565
GE HealthCare Technologies Inc	211,000	17,306,220
		58,175,785
Pharmaceuticals - 0.9%
Novartis AG	106,490	14,673,895
Roche Holding AG non-voting shares	113,990	47,074,482
		61,748,377
TOTAL HEALTH CARE		119,924,162
Industrials - 3.2%
Building Products - 0.2%
Trane Technologies PLC	44,680	17,389,456
Commercial Services & Supplies - 0.7%
Waste Connections Inc	264,900	46,458,583
Construction & Engineering - 0.0%
MasTec Inc (c)	4,390	954,254
Quanta Services Inc	3,260	1,375,916
		2,330,170
Electrical Equipment - 1.9%
GE Vernova Inc	2,550	1,666,604
Nextpower Inc Class A (c)	10,020	872,841
Schneider Electric SE	463,650	126,843,171
		129,382,616
Professional Services - 0.4%
Experian PLC	572,510	25,812,519
TOTAL INDUSTRIALS		221,373,344
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
First Solar Inc (c)	6,850	1,789,426
Software - 0.0%
Autodesk Inc (c)	13,200	3,907,332
TOTAL INFORMATION TECHNOLOGY		5,696,758
Materials - 2.2%
Chemicals - 0.8%
Linde PLC	122,112	52,067,336
Construction Materials - 1.4%
CRH PLC	386,100	48,185,280
Holcim AG	484,130	47,130,209
		95,315,489
TOTAL MATERIALS		147,382,825
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	7,620	2,691,917
NRG Energy Inc	27,960	4,452,351
		7,144,268
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (c)	1,330	498,536
Vistra Corp	9,390	1,514,889
		2,013,425
Multi-Utilities - 0.0%
Sempra	28,730	2,536,572
TOTAL UTILITIES		11,694,265
TOTAL UNITED STATES		678,078,586
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (c)	703,200	18,853,783
TOTAL COMMON STOCKS (Cost $4,321,088,211)		6,462,921,080

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026 (i)	3.90	20,000	19,999
US Treasury Bills 0% 1/29/2026 (i)	3.78	160,000	159,577
US Treasury Bills 0% 2/19/2026 (i)	3.77	170,000	169,192
US Treasury Bills 0% 2/26/2026 (i)	3.62 to 3.77	610,000	606,656
US Treasury Bills 0% 2/5/2026 (i)	3.82	70,000	69,766
US Treasury Bills 0% 3/12/2026 (i)	3.57	190,000	188,709
US Treasury Bills 0% 3/19/2026 (i)	3.56 to 3.57	1,590,000	1,578,162
US Treasury Bills 0% 3/26/2026 (i)	3.55 to 3.58	2,600,000	2,578,916
US Treasury Bills 0% 3/5/2026 (i)	3.59 to 3.67	1,080,000	1,073,426
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,443,376)			6,444,403

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.79	299,885,688	299,945,665
Fidelity Securities Lending Cash Central Fund (j)(k)	3.77	34,500,829	34,504,280
TOTAL MONEY MARKET FUNDS (Cost $334,461,147)			334,449,945

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,661,992,734)	6,803,815,428
NET OTHER ASSETS (LIABILITIES) - 0.3%	20,030,866
NET ASSETS - 100.0%	6,823,846,294

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,079	3/2026	217,285,030	2,150,380
TME S&P/TSX 60 Index Contracts (Canada)	74	3/2026	20,076,587	(18,665)

TOTAL FUTURES CONTRACTS				2,131,715
The notional amount of long futures as a percentage of Net Assets is 3.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,907,559 or 0.5% of net assets.

(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,304,192 or 0.4% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $408,835 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,444,403.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,620,154

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,883,377	629,003,800	388,929,431	1,026,435	(877)	(11,204)	299,945,665	299,885,688	0.5%
Fidelity Securities Lending Cash Central Fund	23,064,114	242,265,888	230,824,166	56,342	(1,556)	-	34,504,280	34,500,829	0.1%
Total	82,947,491	871,269,688	619,753,597	1,082,777	(2,433)	(11,204)	334,449,945

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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